ASSET DECOMMISSIONING OBLIGATION	12 Months Ended
Dec. 31, 2020
ASSET DECOMMISSIONING OBLIGATION
ASSET DECOMMISSIONING OBLIGATION

NOTE 33 - ASSET DECOMMISSIONING OBLIGATION

The table below summarizes the position of the amounts corresponding to the total asset retirement liability:

	12/31/2020			12/31/2019
	Total Cost	Present Value	Present Value	Present Value
Plant	Estimate	Adjustment	Estimate	Estimate
Angra 1	3,017,913	(1,300,090)	1,717,823	1,791,971
Angra 2	3,457,180	(2,134,992)	1,322,188	1,337,408
Total	6,475,093	(3,435,082)	3,040,011	3,129,379

The Company recognizes obligations for decommissioning thermonuclear plants of its subsidiary Eletronuclear, which constitute a program of activities required by CNEN, which allows for the safe decommissioning and minimum impact to the environment of these nuclear facilities, at the end of their operational cycle. The amounts corresponding to total asset retirement liabilities adjusted to present value refer to Angra 1, with license validity until December 31, 2024 (in November 2019, it was requested to CNEN the extension of Angra I's useful life from 40 to 60 years) and refer to Angra 2, with license validity until August 31, 2040.

The amount corresponding to the decommissioning liability adjusted to present value as of December 31, 2020 is R$3,040,011 (R$ 2,497,466 as of December 31, 2019).

Accounting policy

Decommissioning of nuclear power plants can be understood as a set of measures taken to safely remove a nuclear facility from service, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use.

It is a fundamental premise for the formation of this liability for decommissioning that the estimated value for its realization should be updated throughout the economic useful life of the plants, considering the technological advances, in order to allocate to the respective period of competence of the operation, the costs to be incurred with the technical-operational deactivation of the plants.

As provided for in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, a provision is made over the useful economic life of thermonuclear plants. The purpose of this provision is to allocate to the respective operation period the costs to be incurred with its technical-operational deactivation, at the end of its useful life, estimated at forty years.

Under the terms of Technical Pronouncement 27, from the Accounting Pronouncements Committee, the Company recorded in Fixed Assets, in contra account to Non-Current Liabilities, the amounts of the approved estimates.

The total estimated cost is discounted to present value based on a rate that represents the Company's cost of capital and recorded under Property, plant and equipment, as a contra entry to the asset retirement obligation.